Recent Accounting Pronouncements and Changes to Accounting Policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Recent Accounting Pronouncements and Changes to Accounting Policies

6. Recent Accounting Pronouncements and Changes to Accounting Policies

a) Revenue from contracts with customers

Effective January 1, 2018, the Company has adopted IFRS 15 Revenue from Contracts with Customers (IFRS 15) using the modified retrospective approach. As a result, the after-tax cumulative effect of initially applying IFRS 15 was recognized as an adjustment to the opening retained earnings at January 1, 2018. Comparative information has not been restated and continues to be reported under IAS 18 Revenue and IAS 11 Construction Contracts.

The Company used the practical expedient to apply IFRS 15 only to contracts not completed at January 1, 2018. In addition, the Company used the practical expedient to reflect the aggregate effect of all contract modifications that occurred before January 1, 2018, for the purposes of identifying the satisfied and unsatisfied performance obligations, determining the transaction price, and allocating the transaction price to the satisfied and unsatisfied performance obligations.

Quantitative impact of significant changes

On the adoption of IFRS 15, the after-tax impact on retained earnings is as follows:

Retained Earnings $

Change orders and claims	(3.0)
Significant financing component	1.7
Construction services - discontinued operations	(22.6)

Total impact of change in accounting policy, January 1, 2018	(23.9)

Change orders and claims

The Company previously included change orders and claims against the customer in estimated revenue at completion when it was probable the customer would approve or accept the amount and it could be reliably measured. Under IFRS 15, change orders and claims against the customer are included in estimated revenue at completion when management believes the Company has an enforceable right to the change order or claim, the amount can be estimated reliably, and realization is highly probable. To evaluate these criteria, management considers the cause of any additional costs incurred, the contractual or legal basis for additional revenue, and the history of favorable negotiations for similar amounts.

Significant financing component

The Company previously recognized holdbacks on long-term contracts at their discounted present value. Under IFRS 15, holdbacks do not typically result in a significant financing component because the intent is to provide protection against the failure of one party to adequately complete some or all obligations under the contract. As a result, holdbacks on long-term contracts are no longer discounted.

Construction services

Liquidated damages were previously included in estimated contract costs when it was considered probable that penalties would be incurred and paid. Under IFRS 15, liquidated damages are required to be included as a reduction in estimated revenue and the estimates are based on the weighting of probable outcomes.

Presentation of contract balances

The Company reclassified certain amounts in the consolidated statements of financial position to comply with IFRS 15. Amounts that will be billed based on contractual milestones or on achievement of performance-based targets that were previously presented as unbilled receivables are now included in contract assets. In addition, contract asset and deferred revenue balances are now presented on a net basis for each contract. This reclassification had no impact on shareholders’ equity as of January 1, 2018.

Impacts on financial statements

The following tables summarize the impacts of adopting IFRS 15 in the Company’s consolidated financial statements as of December 31, 2018.

Consolidated statement of financial position

	December 31, 2018
	As Reported $	Before IFRS 15 $	Increase (Decrease) $

Current assets
Unbilled receivables	384.6	444.4	(59.8)
Contract assets	59.7	-	59.7
Other assets	23.2	20.3	2.9

Non-current assets
Deferred tax assets	21.2	21.8	(0.6)
Other assets	175.5	167.3	8.2

Current liabilities
Deferred revenue	174.4	165.7	8.7

Shareholders’ equity
Retained earnings	851.2	848.9	2.3
Accumulated other comprehensive income	163.1	163.7	(0.6)

Consolidated statements of income and comprehensive income (loss)

	For the year ended December 31, 2018
	As Reported $	Before IFRS 15 $	Increase (Decrease) $

Net income
Gross revenue	4,283.8	4,287.9	(4.1)
Subconsultant/subcontractor and other direct expenses	928.6	937.1	(8.5)
Total income taxes	55.0	53.8	1.2
Net income for the year from continuing operations	171.3	168.1	3.2
Net loss from discontinued operation, net of tax	(123.9)	(146.9)	23.0
Net income for the year	47.4	21.2	26.2

Comprehensive income
Exchange differences on translation of foreign operations	124.1	124.7	(0.6)
Other comprehensive income for the year, net of tax	114.5	115.1	(0.6)
Total comprehensive income for the year, net of tax	161.9	136.3	25.6

Earnings per share, basic and diluted
Continuing operations	1.51	1.48	0.03
Discontinued operations	(1.09)	(1.29)	0.20
Total basic and diluted earnings per share	0.42	0.19	0.23

b) Financial instruments

Effective January 1, 2018, the Company adopted IFRS 9 Financial Instruments (IFRS 9), resulting in changes in accounting policies and adjustments to the amounts recognized in the financial statements. In accordance with its transitional provision, IFRS 9 was adopted on a modified retrospective basis. Comparative figures were not restated and continue to be reported under IAS 39 Financial Instruments: Recognition and Measurement (IAS 39).

IFRS 9 introduces new requirements for the classification and measurement of financial assets and financial liabilities, including derecognition. The new standard includes a single expected-loss impairment model and a reformed approach to hedge accounting. The adoption of IFRS 9 did not have a significant effect on the Company’s measurement of financial assets and liabilities. IFRS 9 replaces IAS 39 and significantly amends other standards dealing with financial instruments, such as IFRS 7 Financial Instruments: Disclosures.

Quantitative impact of significant changes

On the adoption of IFRS 9, the impact on equity (after-tax) is as follows:

	Retained Earnings $	Accumulated Other Comprehensive Loss $

Reclassify equity securities from available-for-sale (AFS) to FVPL	0.9	(0.9)
Other	(0.8)	-

Total impact of changes in accounting policy, January 1, 2018	0.1	(0.9)

On January 1, 2018, the Company assessed the business approach that applies to its financial assets and has classified its financial instruments into appropriate IFRS 9 categories. Certain investments in equity securities were reclassified from AFS to FVPL ($49.4) at January 1, 2018, since they do not meet the criteria to be classified at FVOCI because their cash flows do not meet the SPPI criterion. Related unrealized gains of $0.9 were transferred from other comprehensive income to retained earnings at January 1, 2018.

Total impact on financial assets

On the date of initial application, financial assets of the Company were as follows, with any reclassifications noted:

Measurement Category

	2018	2017

Current financial assets
Cash and cash deposits and cash in escrow	Amortized cost	FVPL
Receivables and other current financial assets	Amortized cost	Amortized cost
Non-current financial assets
Investments held for self-insured liabilities (equity securities)	Mandatorily at FVPL	FVOCI
Investments held for self-insured liabilities (bonds)	FVOCI	FVOCI
Holdbacks on long-term contracts	Amortized cost	Amortized cost
Indemnifications	FVPL	FVPL
Other financial assets	Amortized cost	Amortized cost

The reclassifications of financial instruments on adoption of IFRS 9 did not result in any measurement changes.

c) Other recent adoptions

The following amendments and interpretations have been adopted by the Company effective January 1, 2018. The adoption of these amendments did not have an impact on the financial position or performance of the Company.

•

In June 2016, the IASB issued Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2). The amendments clarify how to account for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based payment transactions with a net settlement feature for withholding tax obligations, and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.

•

In December 2016, the IASB issued Annual Improvements (2014-2016 Cycle) to make necessary but non-urgent amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards (IFRS 1), and IAS 28 Investments in Associates and Joint Ventures (IAS 28).

•

In December 2016, the International Financial Reporting Interpretations Committee (IFRIC) issued an interpretation: IFRIC 22 Foreign Currency Transactions and Advanced Consideration. This interpretation clarifies that for non-monetary assets and non-monetary liabilities, the transaction date is the date used to determine the exchange rate on which a company initially recognizes a prepayment or deferred income arising from an advance consideration.

d) Future adoptions

Listed below are the standards, amendments, and interpretations that the Company reasonably expects to be applicable at a future date and intends to adopt when they become effective. The Company is currently considering the impact of adopting these standards, amendments, and interpretations on its consolidated financial statements and cannot reasonably estimate the effect at this time, unless specifically mentioned below.

Leases

In January 2016, the IASB issued IFRS 16 Leases (IFRS 16) which replaces IAS 17 Leases (IAS 17), IFRIC 4 Determining whether an Arrangement contains a Lease (IFRIC 4), SIC-15 Operating Leases-Incentives, and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation, and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model, similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (the lease liability) and an asset representing the right to use the underlying asset during the lease term (the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will also be required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

The mandatory effective date of IFRS 16 is January 1, 2019 and the standard may be adopted using a full retrospective or modified retrospective approach. The Company intends to elect the modified retrospective approach which will result in the cumulative effect of adoption being recognized as an adjustment to the opening retained earnings at January 1, 2019. The Company will elect to apply the standard to contracts that were previously identified as leases under IAS 17 and IFRIC 4. This election will exclude contracts not previously identified as containing a lease under IAS 17 and IFRIC 4. In addition, the Company will elect a practical expedient of using the exemptions on lease contracts with lease terms ending within 12 months as of the date of initial application and lease contracts when the underlying asset is of low value.

The Company established an IFRS 16 Implementation team and provides regular updates to the Audit and Risk Committee, including reports on the progress made on the project’s detailed work plan. As part of the implementation project, the Company prepared a preliminary impact assessment of IFRS 16 and educated stakeholders. The Company is in the final process of amending lease policies and practices, updating internal controls, finalizing the completeness and accuracy of lease data, implementing a new lease accounting software, and quantifying the impact of IFRS 16 adoption as at January 1, 2019. The Company anticipates a material impact to the statement of financial position due to the recognition of the present value of unavoidable future lease payments as lease assets and lease liabilities, mainly related to real estate leases.

Other future adoptions

•

In June 2017, IFRIC issued IFRIC 23 Uncertainty over Income Tax Treatments. This interpretation addresses how to reflect the effects of uncertainty in accounting for income tax. When there is uncertainty over income tax treatments under IAS 12 Income Taxes, IFRIC 23 is applied to determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits, and tax rates. This interpretation is effective January 1, 2019, retrospectively, subject to certain exceptions.

•

In October 2017, the IASB issued Prepayment Features with Negative Compensation (Amendments to IFRS 9). The amendments address concerns about how IFRS 9 classifies prepayable financial assets and clarifies accounting for financial liabilities following a modification. These amendments are effective on or after January 1, 2019, retrospectively, subject to certain exceptions, with earlier application permitted.

•

In October 2017, the IASB issued Long-term Interest in Associates and Joint Ventures (Amendments to IAS 28). The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture that forms part of a net investment in the associate or joint venture but to which the equity method is not applied. These amendments are effective on or after January 1, 2019, retrospectively, subject to certain exceptions, with earlier application permitted.

•

In December 2017, the IASB issued Annual Improvements (2015-2017 Cycle) to make necessary but non-urgent amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes, and IAS 23 Borrowing Costs. These amendments are effective on or after January 1, 2019, with earlier application permitted.

•

In February 2018, the IASB issued amendments to IAS 19 Employee Benefits, which requires entities to use updated actuarial assumptions to determine current service cost and net interest when plan amendments, curtailments, or settlements occur during an annual reporting period. The amendments are effective January 1, 2019, with earlier application permitted.

•

In March 2018, the IASB issued the revised Conceptual Framework for Financial Reporting, which includes revised definitions of an asset and a liability as well as new guidance on measurement and derecognition, presentation, and disclosure. The amendments have an effective date of January 1, 2020, for companies that use the framework to develop accounting policies when no IFRS applies to a transaction.

•

In October 2018, the IASB issued the revised Definition of a Business (Amendments to IFRS 3). The amendments clarify the definition of a business with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments are effective for business combinations where the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020.

•

In October 2018, the IASB issued the Definition of Material (Amendments to IAS 1 and IAS 8). The amendments clarify the definition of material to align the definition used in the Conceptual Framework and the IFRS standards. The amendments are effective for annual reporting periods beginning on or after January 1, 2020, with earlier application permitted.